Financial Risk Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Risk Management
36.	Financial Risk Management

(1) Financial risk management

The Group is exposed to credit risk, liquidity risk and market risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates, and interest rates. The Group implements a risk management system to monitor and manage these specific risks.

The Group’s financial assets consist of cash and cash equivalents, financial instruments, investment securities and accounts receivable — trade and other. Financial liabilities consist of accounts payable — trade and other, borrowings, and debentures.

1)	Market risk

(i)     Currency risk

The Group incurs exchange position due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, JPY and EUR. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity. The Group manages currency risk arising from business transactions by using currency forwards, etc.

Monetary assets and liabilities denominated in foreign currencies as of December 31, 2018 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	173,560	￦	194,058	1,588,522	￦	1,776,126
EUR	14,575		18,645	69		89
JPY	813,676		8,244	315,756		3,200
Others	—		3,484	—		18

		￦	224,431		￦	1,779,433

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency borrowings and debentures. (See note 22)

As of December 31, 2018, a hypothetical change in exchange rates by 10% would have increase (reduce) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	12,593	(12,593)
EUR		1,856	(1,856)
JPY		504	(504)
Others		347	(347)

	￦	15,300	(15,300)

(ii)     Interest rate risk

The interest rate risk of the Group arises from borrowings, debenture and long-term payables — other. Since the Group’s interest bearing assets are mostly fixed-interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.

Accordingly, the Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.

As of December 31, 2018, the floating-rate borrowings and bonds of the Group are ￦239,000 million and ￦335,430 million, respectively, and the Group has entered into interest rate swap agreements, as described in note 22, for all floating rate borrowings and debentures to hedge interest rate risk. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes for the next year, would change by ￦1,400 million in relation to floating-rate borrowings that are exposed to interest rate risk.

As of December 31, 2018, the floating-rate long-term payables — other are ￦2,476,738 million. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes for the year ended December 31, 2018, would change by ￦ 24,767 million in relation to floating-rate long-term payables — other that are exposed to interest rate risk.

2)	Credit risk

The maximum credit exposure as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Cash and cash equivalents	￦	1,506,432	1,457,416
Financial instruments		1,046,897	618,002
Investment securities		11,672	19,928
Accounts receivable — trade		2,019,933	2,138,755
Loans and other receivables		1,621,938	1,962,083
Derivative financial assets		55,457	30,956

	￦	6,262,329	6,227,140

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.

(i)    Account receivable — trade and contract assets

The Group establishes loss allowance in respect of account receivable — trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance during the year ended December 31, 2018 are included in note 7.

(ii)    Debt investments

The credit risk arises from debt investments included in ￦1,046,897 million of financial instruments, ￦11,672 million of investment securities and ￦1,621,938 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.

Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus the Group measured the loss allowance for the debt investments at an amount equal to 12-month expected credit losses.

Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.

The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable — trade and derivative financial assets as of December 31, 2018 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	500,154	1,135	2,153,513	36,687	104,906
Loss allowance		—	—	(3,305)	(10,760)	(101,823)

Carrying amount	￦	500,154	1,135	2,150,208	25,927	3,083

Changes in the loss allowance for the debt investments during the year ended December 31, 2018 are as follows.

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2017	￦				122,723
Changes in accounting policy					99
January 1, 2018		2,997	16,551	103,274	122,822
Remeasurement of loss allowance, net		716	2,961	3,163	6,840
Transfer to lifetime ECL — not credit impaired		(408)	408	—	—
Transfer to lifetime ECL — credit impaired		—	(6,137)	6,137	—
Amounts written off		—	(3,746)	(15,400)	(19,146)
Recovery of amounts written off		—	145	4,649	4,794
Business combinations		—	578	—	578

December 31, 2018	￦	3,305	10,760	101,823	115,888

(iii)    Cash and cash equivalents

The Group has ￦1,506,432 million as of December 31, 2018 (￦1,457,416 million as of December 31, 2017) cash and cash equivalents with banks and financial institutions above specific credit ratings.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk

The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.

Contractual maturities of financial liabilities as of December 31, 2018 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	381,302	381,302	381,302	—	—
Borrowings(*)		2,184,996	2,599,377	259,631	2,339,746	—
Debentures(*)		7,466,852	8,762,045	1,113,075	4,638,381	3,010,589
Accounts payable — other and others(*)		6,762,782	6,991,641	4,792,370	1,416,725	782,546

	￦	16,795,932	18,734,365	6,546,378	8,394,852	3,793,135

(*)	Includes interest payables.

The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.

As of December 31, 2018, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	39,871	36,978	19,787	50,223	(33,032)
Liabilities		(4,184)	(4,227)	(132)	(4,095)	—

	￦	35,687	32,751	19,655	46,128	(33,032)

(2)	Capital management

The Group manages its capital to ensure that it will be able to continue as a business while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2017.

The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity; both are from the consolidated financial statements.

Debt-equity ratio as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Total liabilities	￦	20,019,861	15,399,474
Total equity		22,349,250	18,029,195
Debt-equity ratios		89.58%	85.41%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2018 are as follows:

(In millions of won)
	December 31, 2018
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	820,366	—	695,992	124,374	820,366
Derivatives hedging instruments		39,871	—	39,871	—	39,871
FVOCI		544,643	293,925	—	250,718	544,643

	￦	1,404,880	293,925	735,863	375,092	1,404,880

Financial liabilities that are measured at fair value:
FVTPL	￦	61,813	—	61,813	—	61,813
Derivative financial liabilities		4,184	—	4,184	—	4,184

	￦	65,997	—	65,997	—	65,997

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,184,996	—	2,378,843	—	2,378,843
Debentures		7,405,039	—	7,868,472	—	7,868,472
Long-term payables — other		2,393,027	—	2,469,653	—	2,469,653

	￦	11,983,062	—	12,716,968	—	12,716,968

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2017 are as follows:

(In millions of won)
	December 31, 2017
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value
FVTPL	￦	328,314	—	106,057	222,257	328,314
Derivatives hedging instruments		21,902	—	21,902	—	21,902
Available-for-sale financial assets		734,487	589,202	47,383	97,902	734,487

	￦	1,084,703	589,202	175,342	320,159	1,084,703

Financial liabilities that are measured at fair value
FVTPL	￦	60,278	—	60,278	—	60,278
Derivative financial liabilities		39,470	—	39,470	—	39,470

	￦	99,748	—	99,748	—	99,748

Financial liabilities that are not measured at fair value
Borrowings	￦	382,817	—	383,748	—	383,748
Debentures		7,025,909	—	7,325,370	—	7,325,370
Long-term payables — other		1,649,466	—	1,766,451	—	1,766,451

	￦	9,058,192	—	9,475,569	—	9,475,569

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.

Available-for-sale financial assets amounting to ￦199,903 million as of December 31, 2017 is measured at cost in accordance with IAS 39 since they are equity instruments which do not have quoted price in an active market for the identical instruments and for which fair value cannot be reliably measured using other valuation methods.

Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI) is measured based on the bid price at the end of the reporting date.

The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.

Interest rates used by the Group for the fair value measurement as of December 31, 2018 are as follows:

Interest rate
Derivative instruments	1.63% ~ 3.12%
Borrowings and debentures	2.17% ~ 2.28%
Long-term payables — other	2.07% ~ 2.28%

3)	There have been no transfers between Level 2 and Level 1 for year ended December 31, 2018. The changes of financial assets classified as Level 3 for the year ended December 31, 2018 are as follows:

(In millions of won)
	Balance at January 1, 2018		Impact of adopting IFRS 9	Gain for the period	OCI	Acquisition	Disposal	Reclassification	Balance at December 31, 2018
Financial assets at fair value through profit or loss	￦	222,257	(222,257)	—	—	—	—	—	—
Available-for-sale financial assets		97,902	(97,902)	—	—	—	—	—	—
FVTPL(*)		—	391,515	7,708	732	18,732	(128,713)	(165,600)	124,374
FVOCI(*)		—	129,455	—	(52,475)	15,310	(7,172)	165,600	250,718

	￦	320,159	200,811	7,708	(51,743)	34,042	(135,885)	—	375,092

(*)

During the year ended December 31, 2018, the Group acquired 460,000 of common shares of KRAFTON Co., Ltd. (formerly, Bluehole Inc.) by exercising the conversion right. The fair value of the common share is ￦300,000 per share based on the income approach from IFRS 13 Fair Value Measurement. The Group reclassified existing financial assets at FVTPL amounting to ￦165,600 million to financial assets at FVOCI and recognized ￦27,600 million of valuation losses on financial assets at FVOCI. Significant inputs for the fair value measurement and the inter-relationship between the inputs and the fair value measured are as follows.

Valuation Techniques	Significant non-observable inputs	Correlations between inputs and fair value measurement
Discounted cash flows	Expected cash flows Perpetual growth rate (-1%~1%) Weighted average cost of capital: 11.5% (Risk free rate: 2.4%, Market risk premium: 10.4%, Proxy beta: 0.88)

If the expected cash flows increase (decrease), Fair value will increase (decrease)

If the perpetual growth rate is higher (lower), Fair value will increase (decrease)

If the weighted average cost of capital is higher (lower) Fair value will decrease (increase)

(4)	Enforceable master netting agreement or similar agreement

Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	1,867	—	1,867	(1,107)	760
Accounts receivable — trade and others		95,990	(95,920)	70	—	70

	￦	97,857	(95,920)	1,937	(1,107)	830

Financial liabilities:
Derivatives(*)	￦	1,107	—	1,107	(1,107)	—
Accounts payable — other and others		95,920	(95,920)	—	—	—

	￦	97,027	(95,920)	1,107	(1,107)	—

(In millions of won)
	December 31, 2017
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	26,645	—	26,645	(19,875)	6,770
Accounts receivable — trade and others		93,146	(92,409)	737	—	737

	￦	119,791	(92,409)	27,382	(19,875)	7,507

Financial liabilities:
Derivatives(*)	￦	19,875	—	19,875	(19,875)	—
Accounts payable — other and others		92,409	(92,409)	—	—	—

	￦	112,284	(92,409)	19,875	(19,875)	—

(*)	The balance represents the net amount under the standard terms and conditions of International Swap and Derivatives Association